Stockholders’ Deficit - Schedule of Shares of Common Stock (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Schedule of Shares of Common Stock [Line Items]
Number of Common Shares Issued (in Shares)	560,936	222,183	2,971,821	856,858
Fair Value of Shares Issued (in Dollars)	$ 4,147	$ 5,773	$ 6,951	$ 4,584
Board and committee members [Member]
Schedule of Shares of Common Stock [Line Items]
Number of Common Shares Issued (in Shares)	127,000	16,000	160,000	63,000
Fair Value of Shares Issued (in Dollars)	$ 545	$ 243	$ 155	$ 201
Board and committee members [Member] | Minimum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance	$ 0.28	$ 10.5	$ 3.02	$ 3.02
Board and committee members [Member] | Maximum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance	$ 4.1	$ 31.3	$ 9.65	$ 9.65
Employees [Member]
Schedule of Shares of Common Stock [Line Items]
Number of Common Shares Issued (in Shares)		17,731	177,305
Fair Value of Shares Issued (in Dollars)		$ 531	$ 561
Employees [Member] | Minimum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance		$ 28.2	$ 2.82
Employees [Member] | Maximum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance		$ 28.2	$ 2.82
Warrants Exercised [Member]
Schedule of Shares of Common Stock [Line Items]
Number of Common Shares Issued (in Shares)	433,936
Fair Value of Shares Issued (in Dollars)	$ 3,602
Warrants Exercised [Member] | Minimum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance	$ 8.3
Warrants Exercised [Member] | Maximum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance	$ 8.3
Equity raise [Member]
Schedule of Shares of Common Stock [Line Items]
Number of Common Shares Issued (in Shares)		188,452	1,884,516	657,858
Fair Value of Shares Issued (in Dollars)		$ 4,999	$ 4,113	$ 4,013
Equity raise [Member] | Minimum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance		$ 26.5	$ 2.65	$ 6.1
Equity raise [Member] | Maximum [Member]
Schedule of Shares of Common Stock [Line Items]
Fair Value at Issuance		$ 26.5	$ 2.65	$ 6.1